CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating revenues:
Gas operating revenues	$ 1,321,728	$ 1,403,366	$ 1,511,907
Construction revenues	606,050	483,822	318,464
Total operating revenues	1,927,778	1,887,188	1,830,371
Operating expenses:
Net cost of gas sold	479,602	613,489	736,175
Operations and maintenance	369,979	358,498	354,943
Depreciation and amortization	223,422	200,469	190,463
Taxes other than income taxes	41,728	40,949	38,869
Construction expenses	541,523	423,703	277,804
Total operating expenses	1,656,254	1,637,108	1,598,254
Operating income	271,524	250,080	232,117
Other income and (expenses):
Net interest deductions (Note 7 and 8)	(68,020)	(69,602)	(75,677)
Net interest deductions on subordinated debentures (Note 6)			(1,912)
Other income (deductions)	4,411	(5,412)	3,850
Total other income and (expenses)	(63,609)	(75,014)	(73,739)
Income before income taxes	207,915	175,066	158,378
Income tax expense (Note 12)	75,276	63,303	54,925
Net Income	132,639	111,763	103,453
Net income (loss) attributable to noncontrolling interest	(692)	(524)	(424)
Net income attributable to Southwest Gas Corporation	$ 133,331	$ 112,287	$ 103,877
Basic earnings per share (Note 15)	$ 2.89	$ 2.45	$ 2.29
Diluted earnings per share (Note 15)	$ 2.86	$ 2.43	$ 2.27
Average number of common shares outstanding	46,115	45,858	45,405
Average shares outstanding (assuming dilution)	46,555	46,291	45,823